UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin              Elkhart, IN            May 13, 2005
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]                [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     24 items

Form 13F Information Table Value Total:     $347,625
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP       Value     Shrs or   SH    Put/   Investment   Other      Sole       Shared   None
                         of                  (x$1000)  par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO      COM     025816109      917       17,850              SOLE                       17,850
BERKSHIRE HATHAWAY - B   COM     084670207   26,658        9,334              SOLE                        9,229              105
DOLLAR GENERAL           COM     256669102   68,757    3,138,170              SOLE                    3,097,590           40,580
DOVER CORP.              COM     260003108   14,716      389,413              SOLE                      384,543            4,870
EMMIS COMM.CL A          COM     291525103   42,439    2,208,067              SOLE                    2,177,932           30,135
FIFTH THIRD              COM     316773100   42,438      987,396              SOLE                      968,836           18,560
GENERAL ELECTRIC         COM     369604103      483       13,400              SOLE                       13,400
HNI CORP                 COM     404251100   24,465      544,269              SOLE                      534,931            9,338
INTEL CORP.              COM     458140100      574       24,700              SOLE                       24,700
JOHNSON & JOHNSON        COM     478160104      514        7,650              SOLE                        7,650
LAMAR ADV.               COM     512815101   47,158    1,170,459              SOLE                    1,156,964           13,495
LEGGETT AND PLATT        COM     524660107    2,549       88,250              SOLE                       86,850            1,400
MERCK & CO.              COM     589331107      324       10,000              SOLE                       10,000
MERCURY GENERAL          COM     589400100   14,678      265,609              SOLE                      263,854            1,755
MICROSOFT CORP.          COM     594918104      648       26,800              SOLE                       26,800
MOHAWK INDUSTRIES, INC.  COM     608190104   18,299      217,068              SOLE                      213,660            3,408
PEPSICO, INC.            COM     713448108      520        9,800              SOLE                        9,800
SKYLINE CORPORATION      COM     830830105      420       10,900              SOLE                       10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102    2,400       70,750              SOLE                       62,650            8,100
SYSCO CORP.              COM     871829107   16,723      467,110              SOLE                      460,335            6,775
WALGREEN CO.             COM     931422109   21,119      475,450              SOLE                      468,285            7,165
WALT DISNEY              COM     254687106      305       10,600              SOLE                       10,600
WELLS FARGO & CO         COM     949746101      275        4,600              SOLE                        4,600
WYETH                    COM     983024100      249        5,900              SOLE                        5,900